Rule 497(e)

File No. 333-283221

REX ETF Trust

(the “Trust”)

REX AAPL Growth & Income ETF

REX AMD Growth & Income ETF

REX AMZN Growth & Income ETF

REX ASML Growth & Income ETF

REX AVGO Growth & Income ETF

REX BABA Growth & Income ETF

REX BKNG Growth & Income ETF

REX BRK.B Growth & Income ETF

REX CEPT Growth & Income ETF

REX CRWD Growth & Income ETF

REX DKNG Growth & Income ETF

REX GME Growth & Income ETF

REX GOOGL Growth & Income ETF

REX IBIT Growth & Income ETF

REX IONQ Growth & Income ETF

REX JPM Growth & Income ETF

REX MARA Growth & Income ETF

REX META Growth & Income ETF

REX MSFT Growth & Income ETF

REX NFLX Growth & Income ETF

REX NOW Growth & Income ETF

REX O Growth & Income ETF

REX RGTI Growth & Income ETF

REX SMCI Growth & Income ETF

REX SMR Growth & Income ETF

REX SNOW Growth & Income ETF

REX TEM Growth & Income ETF

REX TLT Growth & Income ETF

REX TSM Growth & Income ETF

REX UNH Growth & Income ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement to the each Fund’s Prospectus and Statement of Additional Information

Dated April 29, 2026

As of the date of this Supplement, shares of each Fund are not being offered for sale and are not available for purchase by investors. No sale of shares of any Fund will be made, and no orders will be accepted, unless and until the applicable Fund commences operations and an updated Prospectus is used in connection with an offering of that Fund’s shares.

Please Keep This Supplement With Your Fund’s Prospectus and Statement of Additional Information For Future Reference